SELECTED STATEMENT OF OPERATIONS DATA (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues, Total	$ 20,209	$ 18,913	$ 19,886
United States [Member]
Revenues, Total	10,882	9,405	9,137
United Kingdom [Member]
Revenues, Total	668	403	850
Italy [Member]
Revenues, Total	434	1,542	1,483
Rest Of Europe [Member]
Revenues, Total	4,143	4,740	5,456
Israel [Member]
Revenues, Total	3,045	1,551	1,053
Other Countries [Member]
Revenues, Total	$ 1,037	$ 1,272	$ 1,907